Annual Total Returns - Fidelity Freedom Index 2015 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2015 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	1.00%
Annual Return 2012	9.14%
Annual Return 2013	10.00%
Annual Return 2014	5.52%
Annual Return 2015	(0.70%)
Annual Return 2016	6.39%
Annual Return 2017	12.60%
Annual Return 2018	(3.23%)
Annual Return 2019	16.48%
Annual Return 2020	11.55%